Significant Agreements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Change in fair value of grant liability	$ 453,000	$ 21,000	$ 464,000	$ 51,000	$ 100,000	$ 164,000
Washington State University License Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments payable upon marketing approval							$ 600,000
Annual minimum royalty payments							25,000
Net sales exempt from royalty payment							100,000
Royalty obligation	0		0		0
Washington State University License Agreement | Phase 2 Clinical Trial Initiation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments, amount payable							50,000
Milestone payments on development milestone achieved			50,000
Washington State University License Agreement | Phase 3 Clinical Trial Initiation
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments, amount payable							300,000
Washington Life Services Discovery Fund Grant Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Grant received							500,000	$ 250,000
Grant liability payable amount, maximum							$ 1,500,000
Estimated fair value of the grant liability	1,500,000		1,500,000		1,000,000	936,000
Washington Life Services Discovery Fund Grant Agreement | Other Income (Expense), Net
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Change in fair value of grant liability	$ 453,000	$ 21,000	$ 464,000	$ 51,000	$ 100,000	$ 164,000